Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2017
Discontinued Operations and Disposal Groups [Abstract]
Summary of major classes of assets and liabilities reclassified to held for sale
The carrying amounts of the major classes of assets and liabilities that were classified as held for sale are presented in the following table:

	December 31, 2017	December 31, 2016
Cash and cash equivalents	$197,898	$169,180
Receivables, net	83,045	61,800
Property and equipment, net	830,408	790,169
Goodwill	159,042	147,910
Tradenames	156,746	154,286
Other assets	122,201	108,153
Total assets held for sale	$1,549,340	$1,431,498

Deferred revenue and student deposits	$223,163	$184,429
Long-term debt, including current portion	319,473	351,124
Other liabilities	314,680	293,921
Total liabilities held for sale	$857,316	$829,474

Summarized operating results of the Discontinued Operations are presented in the following table:

For the year ended December 31,	2017	2016	2015
Revenues	$992,113	$942,329	$891,885
Depreciation and amortization	60,409	65,073	72,941
Share-based compensation expense	2,944	2,957	3,178
Other direct costs	780,490	758,617	737,881
Loss on impairment of assets	33,476	23,465	—
Operating income	114,794	92,217	77,885
Other non-operating expense	(17,373)	(28,210)	(47,164)
Pretax income of discontinued operations	97,421	64,007	30,721
Income tax expense	(24,495)	(30,561)	(22,367)
Income from discontinued operations, net of tax	$72,926	$33,446	$8,354

Operating cash flows of discontinued operations	$120,026	$105,858	$88,241
Investing cash flows of discontinued operations	$(81,484)	$(47,935)	$(70,508)
Financing cash flows of discontinued operations	$(78,014)	$(35,127)	$97,605